Operating Leases	12 Months Ended
Dec. 31, 2024
Operating Leases
Operating Leases

6. Operating Leases

1)	Lease as lessee

The Company leases office space, sorting hubs and warehouse facilities under non-cancellable operating lease agreements that expire at various dates through October 2037. During the three years ended December 31, 2022, 2023 and 2024, the Company incurred rental expenses related to fixed operating lease costs amounting to RMB370,385, RMB348,878 and RMB284,110, respectively. No variable lease cost existed.

Supplemental information related to leases within the consolidated balance sheets are as follows:

	As of December 31,	As of December 31,
	2023	2024
	RMB	RMB

Operating lease right-of-use assets	672,193	566,316

Current operating lease liabilities	186,253	183,373
Non-current operating lease liabilities	455,879	377,717
Total operating lease liabilities	642,132	561,090

Weighted average remaining lease term (in years)	5	5

Weighted average discount rate	4.28%	4.06%

6. Operating Leases (Continued)

1)Lease as lessee (Continued)

Supplemental cash flow information related to leases for the years ended December 31, 2023 and 2024 are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2023	2024
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	294,069	268,065
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	312,574	181,454
Right-of-use assets decreased due to lease modifications:
Operating leases	55,391	26,840
Right-of-use assets decreased due to disposal of subsidiary:
Operating leases	80,923	—

The following is a maturity analysis of the annual undiscounted cash flows as of December 31, 2023 and December 31, 2024:

	As of	As of
	December 31, 2023	December 31, 2024
	RMB	RMB
Within one year	207,712	201,174
Within a period of more than one year but not more than two years	148,891	134,223
Within a period of more than two years but not more than three years	116,488	74,494
Within a period of more than three years but not more than four years	66,457	56,952
Within a period of more than four years but not more than five years	52,571	36,006
More than five years	122,757	99,111
Total lease commitment	714,876	601,960
Less: Imputed interest	72,744	40,870
Total operating lease liabilities	642,132	561,090
Less: Current operating lease liabilities	186,253	183,373
Long-term operating lease liabilities	455,879	377,717

Under ASC 842, land use rights agreements are also considered as operating lease contracts. See Note 5 for separate disclosures related to land use right.

2)Lease as lessor

The Company rents land and buildings to network partners under non-cancellable operating lease agreements that expire at various dates through September 2037. All of the Company’s leasing arrangements as lessor are classified as operating leases. Rental income is recognized on a straight-line basis over the rental period. During the years ended December 31, 2022, 2023 and 2024, the Company recorded RMB178,761, RMB291,693 and RMB373,260 of rental income as other operating income, net in the consolidated statements of comprehensive income, respectively.